Schedule of Domestic and International Customers Products Sales (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Geographical Information [Line Items]
Total sales	$ 830,777	$ 731,422	$ 3,048,126	$ 2,142,040
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales			3,010,371	2,096,825
International
Schedule Of Geographical Information [Line Items]
Total sales			$ 37,755	$ 45,215